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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY      November 14, 2011
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 95
                                        --------------------

Form 13F Information Table Value Total: $10,090,846
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2011

Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
AMERICAN TOWER
 CORP                  CL A             029912201  3,874     72,000          SH       SHARED-OTHER               72,000
AMGEN INC              NOTE 3/0         031162AL4  30,053    38,728,000      PRN      SHARED-OTHER 1             38,728,000
APPLE INC              COM              37833100   8,980     23,550          SH       SHARED-OTHER               23,550
AVAGO TECHNOLOGIES
 LTD (a)               SHS              Y0486S104  493,006   15,044,427 (b)  SH       SHARED-OTHER               15,044,427 (b)
BAKER HUGHES INC       COM              057224107  1,214     26,300          SH       SHARED-OTHER               26,300
BERKSHIRE HATHWAY INC
 DEL                   CL B NEW         084670702  11,132    156,700         SH       SHARED-OTHER               156,700
BEST BUY INC           SDCV 2.250% 1/1  086516AF8  30,090    30,165,000      PRN      SHARED-OTHER 1             30,165,000
BARRETT BILL CORP      NOTE 5.000% 3/1  06846NAA2  3,049     3,000,000       PRN      SHARED-OTHER 1             3,000,000
BORGWARNER INC         NOTE 3.500% 4/1  099724AF3  8,339     4,500,000       PRN      SHARED-OTHER 1             4,500,000
BOSTON PPTYS LTD
 PARTNERSHIP           NOTE 2.875% 2/1  10112RAK0  9,433     9,476,000       PRN      SHARED-OTHER 1             9,476,000
BRASIL TELECOM SA      SPONS ADR PFD    10553M101  1,103     63,200          SH       SHARED-OTHER               63,200
BRISTOL MYERS SQUIBB
 CO                    DBCV 9/1         110122AN8  2,764     2,894,000       PRN      SHARED-OTHER 1             2,894,000
BROWN-FORMAN CORP      CL B             115637209  6,404     91,300          SH       SHARED-OTHER               91,300
CABLEVISION SYS CORP   CL A NY CABLVS   12686C109  1,851     117,700         SH       SHARED-OTHER               117,700
CHARLES RIV LABS INTL
 INC                   NOTE 2.250% 6/1  159864AB3  2,161     2,161,000       PRN      SHARED-OTHER 1             2,161,000
CHART INDS INC         NOTE 2.000% 8/0  16115QAC4  3,730     4,000,000       PRN      SHARED-OTHER 1             4,000,000

Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
COMPANHIA ENERGETICA
 DE MINA               SP ADR N-V PFD   204409601  2,640     177,900         SH       SHARED-OTHER               177,900
COMCAST CORP NEW       CL A             20030N101  2,596     124,100         SH       SHARED-OTHER               124,100
COMTECH
 TELECOMMUNICATIONS C  NOTE 3.000% 5/0  205826AF7  2,272     2,000,000       PRN      SHARED-OTHER 1             2,000,000
CONSOL ENERGY INC      COM              20854P109  7,699     226,900         SH       SHARED-OTHER               226,900
COOPER INDUSTRIES PLC  SHS              G24140108  7,748     168,000         SH       SHARED-OTHER               168,000
COSTCO WHSL CORP       COM              221160K105 7,967     97,000          SH       SHARED-OTHER               97,000
CROWN CASTLE INTL CORP COM              228227104  2,627     64,600          SH       SHARED-OTHER               64,600
CSX CORP               COM              126408103  9,105     487,700         SH       SHARED-OTHER               487,700
CUBIST PHARMACEUTICALS
 INC                   NOTE 2.500% 11/0 229678AD9  10,920    8,000,000       SH       SHARED-OTHER 1             8,000,000
CVS CAREMARK
 CORPORATION           COM              126650100  8,841     263,200         SH       SHARED-OTHER               263,200
DOLLAR GEN CORP NEW
 (a)                   COM              256677105  4,650,874 123,169,345 (c) SH       SHARED-OTHER               123,169,345 (c)
E TRADE FINANCIAL CORP COM NEW          269246401  7,665     841,400         SH       SHARED-OTHER               841,400
EL PASO CORP           COM              28336L109  909       52,000          SH       SHARED-OTHER               52,000
EMERSON ELEC CO        COM              291011104  7,816     189,200         SH       SHARED-OTHER               189,200
EXPRESS INC            COM              30219E103  12,852    633,391         SH       SHARED-OTHER               633,391
EXXON MOBILE CORP      COM              30231G102  6,508     89,600          SH       SHARED-OTHER               89,600
GENERAL MTRS CO        COM              37045V100  6,800     336,988         SH       SHARED-OTHER               336,988
GENERAL MTRS CO        *W EXP 07/10/201 37045V118  3,566     306,354         SH       SHARED-OTHER               306,354

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
Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
GENERAL MTRS CO        *W EXP 07/10/201 37045V126  2,429     306,354         SH       SHARED-OTHER               306,354
GENERAL MTRS CO        JR PFD CNV SRB   37045V209  30,404    866,700         SH       SHARED-OTHER               866,700
GOOGLE INC             CL A             38259P508  7,932     15,400          SH       SHARED-OTHER               15,400
GOOGLE INC             CL A             38259P508  8,498     16,500          SH  CALL SHARED-OTHER               16,500
HCA HOLDINGS INC (a)   COM              40412C101  1,764,573 87,528,426 (d)  SH       SHARED-OTHER               87,528,426 (d)
HERTZ GLOBAL HOLDINGS
 INC                   NOTE 5.250% 6/0  42805TAA3  3,483     3,000,000       PRN      SHARED-OTHER 1             3,000,000
HOLOGIC INC            COM              436440101  4,517     297,000         SH  PUT  SHARED-OTHER 1             297,000
HOSPITALITY PPTYS TR   NOTE 3.800% 3/1  44106MAK8  3,153     3,170,000       PRN      SHARED-OTHER 1             3,170,000
HSN INC                COM              404303109  4,443     134,100         SH       SHARED-OTHER               134,100
ISHARES TR             HIGH YLD CORP    464288513  2,271     25,200          SH       SHARED-OTHER               25,200
JAZZ PHARMACEUTICALS
 INC (a)               COM              472147107  411,120   9,906,501 (e)   SH       SHARED-OTHER               9,906,501 (e)
KINROSS GOLD CORP (f)  COM NO PAR       496902404  5,952     402,700         SH  PUT  SHARED-OTHER 1             402,700
KINROSS GOLD CORP      NOTE 1.750% 3/1  496902AD9  6,948     7,040,000       PRN      SHARED-OTHER 1             7,040,000
KKR & CO L P DEL       COM UNITS        48248M102  48,539    4,667,166       SH       SHARED-OTHER 1             4,667,166
KROGER CO              COM              501044101  4,392     200,000         SH  CALL SHARED-OTHER               200,000
L-3 COMMUNICATIONS
 CORP                  DEBT 3.000% 8/0  502413AW7  2,850     3,000,000       PRN      SHARED-OTHER 1             3,000,000
LIBERTY MEDIA CORP NEW INT COM SER A    53071M104  5,228     354,200         SH       SHARED-OTHER               354,200
MACERICH CO            COM              554382101  1,918     45,000          SH  PUT  SHARED-OTHER 1             45,000

Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
MARATHON OIL CORP      COM              565849106  4,935     228,700         SH       SHARED-OTHER               228,700
MEADWESTVACO CORP      COM              583334107  10,084    410,600         SH       SHARED-OTHER               410,600
MOLYCORP INC DEL       PFD CONV SER A   608753208  4,187     60,600          SH       SHARED-OTHER 1             60,600
NASDAQ OMX GROUP INC   NOTE 2.500% 8/1  631103AA6  28,932    28,232,000      PRN      SHARED-OTHER 1             28,232,000
NETAPP INC             NOTE 1.750% 6/0  64110DAB0  14,071    11,500,000      PRN      SHARED-OTHER 1             11,500,000
NEWMONT MINING CORP    NOTE 1.625% 7/1  651639AJ5  4,493     3,000,000       PRN      SHARED-OTHER 1             3,000,000
NIELSEN HOLDINGS N V
 (a)                   COM              N63218106  1,188,199 45,559,794 (g)  SH       SHARED-OTHER               45,559,794 (g)
NXP SEMICONDUCTORS N V
 (a)                   COM              N6596X109  558,209   39,533,238 (h)  SH       SHARED-OTHER               39,533,238 (h)
OCCIDENTAL  PETE CORP
 DEL                   COM              674599105  5,127     71,700          SH       SHARED-OTHER               71,700
OMNICARE INC           COM              681904108  2,260     88,863          SH       SHARED-OTHER               88,863
PRECISION CASTPARTS
 CORPS                 COM              740189105  9,359     60,200          SH       SHARED-OTHER               60,200
PROLOGIS               NOTE 2.250% 4/0  74340XAQ4  12,740    13,000,000      PRN      SHARED-OTHER 1             13,000,000
PROSHARES TR           SHRT 20+YR TRE   74347X849  707       22,000          SH       SHARED-OTHER 1             22,000
QUICKSILVER RESOURCES
 INC                   DBCV 1.875%11/0  74837RAB0  1,998     2,000,000       PRN      SHARED-OTHER 1             2,000,000
ROCK-TENN CO           CL A             772739207  2,015     41,400          SH       SHARED-OTHER               41,400
ROCKWOOD HLDGS INC (a) COM              774415103  235,764   6,998,053 (i)   SH       SHARED-OTHER               6,998,053 (i)
SALESFORCE COM INC     NOTE 0.750% 7/1  79466LAB0  7,672     5,122,000       PRN      SHARED-OTHER 1             5,122,000
SANDISK CORP           COM              80004C101  981       24,300          SH  PUT  SHARED-OTHER 1             24,300

Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
SCHLUMBERGER LTD       COM              806857108  4,599     77,000          SH       SHARED-OTHER               77,000
SEALY CORP (a)         COM              812139301  67,732    45,764,718 (j)  SH       SHARED-OTHER               45,764,718 (j)
SILVER STD RES INC (k) COM              82823L106  5,334     290,700         SH  PUT  SHARED-OTHER 1             290,700
SPDR S&P 500 ETF TR    TR UNIT          78462F103  1,132     10,000          SH  PUT  SHARED-OTHER 1             10,000
SPDR SERIES TRUST      BRCLYS YLD ETF   78464A417  1,490     38,000          SH       SHARED-OTHER               38,000
STILLWATER MNG CO      COM              86074Q102  128       15,000          SH  PUT  SHARED-OTHER 1             15,000
SUPERIOR ENERGY SVCS
 INC                   COM              868157108  1,050     40,000          SH  PUT  SHARED-OTHER 1             40,000
SESI L L C             FRNT 1.500%12/1  78412FAH7  8,458     8,500,000       PRN      SHARED-OTHER 1             8,500,000
TELE NORTE LESTE
 PART S A              SPONS ADR ORD    879246106  1,008     105,800         SH       SHARED-OTHER               105,800
TEREX CORP NEW         NOTE 4.000% 6/0  880779AV5  4,235     4,000,000       PRN      SHARED-OTHER 1             4,000,000
TIME WARNER CABLE INC  COM              88732J207  3,854     61,500          SH       SHARED-OTHER               61,500
TRANSDIGM GROUP INC    COM              893641100  4,075     49,900          SH       SHARED-OTHER               49,900
TRANSOCEAN LTD (l)     REG SHS          H8817H100  78,413    1,642,500       SH  PUT  SHARED-OTHER 1             1,642,500
TRANSOCEAN INC         NOTE 1.500%12/1  893830AV1  43,672    44,046,000      PRN      SHARED-OTHER 1             44,046,000
UNITED STATES STL CORP
 NEW                   NOTE 4.000% 5/1  912909AE8  3,122     3,000,000       PRN      SHARED-OTHER 1             3,000,000
UNITED TECHNOLOGIES
 CORP                  COM              913017109  9,189     130,600         SH       SHARED-OTHER               130,600
VORNADO RLTY L P       DBCV 3.625%11/1  929043AE7  38,639    38,639,000      PRN      SHARED-OTHER 1             38,639,000
WABCO HLDGS INC        COM              92927K102  7,674     202,700         SH       SHARED-OTHER               202,700

Name of Issuer          Title of Class    CUSIP    Value (x  Shrs or prn amt SH/ Put/  Investment   Other       Voting Authority
--------------          --------------    -----    --------  --------------- --- ----  ----------   -----       ----------------
                                                    $1000)                   PRN Call  Discretion  Managers Sole     Shared     None
                                                    ------                   --- ----  ----------  -------- ----     ------     ----
WALTER ENERGY INC      COM              93317Q105  3,829     63,800          SH       SHARED-OTHER               63,800
WALTER ENERGY INC      COM              93317Q105  6,601     110,000         SH  CALL SHARED-OTHER               110,000
WEATHERFORD
 INTERNATIONAL LT      REG SHS          H27013103  1,206     98,800          SH       SHARED-OTHER               98,800
WESTERN REFNG INC      NOTE 5.750% 6/1  959319AC8  3,433     2,500,000       PRN      SHARED-OTHER 1             2,500,000
WILLIAMS COS INC DEL   COM              969457100  935       38,400          SH       SHARED-OTHER               38,400
WYNDHAM WORLDWIDE CORP CALL             98310W108  6,343     222,500         SH       SHARED-OTHER               222,500
ZHONE TECHNOLOGIES INC
 NEW (a)               COM NEW          98950P884  1,598     1,353,165 (m)   SH       SHARED-OTHER               1,353,165 (m)

----------
     (a) Position held by one or more entities engaged in KKR's private equity business.

     (b) KKR may be deemed to have investment discretion over an aggregate number of 18,029,826 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (c) KKR may be deemed to have investment discretion over an aggregate number of 214,032,766 shares, which includes shares held by Buck Holdings, L.P., an investment vehicle jointly owned by a consortium of KKR and other investors. This aggregate number of shares reflects a sale in connection with a secondary offering in September 2011 and consequently, is lower than the 241,997,057 shares reported for the quarter ended June 30, 2011.

     (d) KKR may be deemed to have investment discretion over an aggregate number of 89,502,363 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (e) KKR may be deemed to have investment discretion over an aggregate number of 9,942,946 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (f)  Includes two series of KINROSS GOLD CORP put options.

     (g) KKR may be deemed to have investment discretion over an aggregate number of 55,938,988 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (h) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (i) KKR may be deemed to have investment discretion over an aggregate number of 7,147,859 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (j) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.

     (k)  Includes three series of SILVER STD RES INC put options.

     (l)  Includes three series of TRANSOCEAN LTD put options.

     (m) KKR may be deemed to have investment discretion over an aggregate number of 1,413,409 shares. This aggregate number of shares has not increased or decreased since June 30, 2011.